Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Schedule of issued and outstanding common shares (with no par value)

	2023	2022
	$	$

21,370,565 (2022 – 20,879,497) common shares	217,393	205,825

Schedule of warrants outstanding

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	C$	(years)

Balance – January 1, 2022	724,983	13.81	1.23
Granted	47,287	5.29	9.80
Balance – December 31, 2022	772,270	13.29	0.82
Expired	(458,477)	14.00	—
Exercised	(313,793)	13.48	—
Balance – December 31, 2023	—	—	—